Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Total	Preferred Stock	Common Stock	Additional paid-in capital	Ampio Stock Subscription	Accumulated deficit
Balance at Jun. 30, 2015	$ 15,616,452		$ 6	$ 38,997,787	$ (5,000,000)	$ (18,381,341)
Balance, shares at Jun. 30, 2015			59,415
Ampio stock subscription	5,000,000				5,000,000
Stock subscription	200,000			200,000
Stock subscription, shares			1,282
Conversion of convertible promissory notes and interest to common stock, net of $29,754 conversion costs	10,090,849		$ 5	10,090,844
Conversion of convertible promissory notes and interest to common stock, net of $29,754 conversion costs, shares			48,108
Issuance of warrants related to the convertible promissory notes	136,828			136,828
Stock-based compensation (unaudited)	902,946			902,946
Issuance of common stock, net of issuance costs	4,237,874		$ 8	4,237,866
Issuance of common stock, net of issuance costs, shares			78,125
Warrants issued in connection with registered financing	2,059,895			2,059,895
Warrants issued in connection with registered offering to the placement agents for the over-allotment option	20,493			20,493
Adjustment for rounding of shares due to stock split (unaudited)
Adjustment for rounding of shares due to stock split (unaudited), shares			168
Net loss (unaudited)	(28,180,084)					(28,180,084)
Balance (unaudited) at Jun. 30, 2016	10,085,253		$ 19	56,646,659		(46,561,425)
Balance (unaudited), shares at Jun. 30, 2016			187,098
Lincoln Park stock issuance, net of issuance costs $90,924	648,933		$ 2	648,931
Lincoln Park stock issuance, net of issuance costs $90,924, shares			19,309
Stock-based compensation (unaudited)	2,502,092			2,502,092
Issuance of restricted stock (unaudited)	724,613		$ 5	724,608
Issuance of restricted stock (unaudited), shares			50,000
Common stock issued to executives	509,996			509,996
Common stock issued to executives, shares			7,123
Issurance of warrants to initial investors	596,434			596,434
Issuance of common stock, net of issuance costs	3,671,581		$ 29	3,671,552
Issuance of common stock, net of issuance costs, shares			286,749
Warrants issued in connection with registered financing	3,470,646			3,470,646
Warrants issued in connection with registered offering to the placement agents for the over-allotment option	172,629			172,629
Warrants issued in connection with the registered offering to the placement agents, non-cash issuance costs	292,630			292,630
Warrant tender offer, net of $312,159 in issuance costs	1,931,123		$ 15	1,931,108
Warrant tender offer, net of $312,159 in issuance costs, shares			149,552
Warrant amendments	64,690			64,690
Investment in Subsidiary	1,837,500		$ 12	1,837,488
Investment in Subsidiary, shares			125,000
Net loss (unaudited)	(22,508,304)					(22,508,304)
Balance (unaudited) at Jun. 30, 2017	3,999,816		$ 82	73,069,463		(69,069,729)
Balance (unaudited), shares at Jun. 30, 2017			824,831
Stock-based compensation (unaudited)	275,688			275,688
Issuance of restricted stock (unaudited)	103,635		$ 69	103,566
Issuance of restricted stock (unaudited), shares			692,000
Earn-out payment to Nuelle shareholders (unaudited)	250,000		$ 6	249,994
Earn-out payment to Nuelle shareholders (unaudited), shares			64,150
Issuance of preferred and common stock, net of $1,402,831 in cash issuance costs (unaudited)	6,319,167	$ 1	$ 320	6,318,846
Issuance of preferred and common stock, net of $1,402,831 in cash issuance costs (unaudited), shares		2,250	3,196,665
Preferred stocks converted in common stock (unaudited)			$ 12	(12)
Preferred stocks converted in common stock (unaudited), shares		(350)	116,666
Adjustment for rounding of shares due to stock split (unaudited)
Adjustment for rounding of shares due to stock split (unaudited), shares			326
Net loss (unaudited)	(7,917,720)					(7,917,720)
Balance (unaudited) at Dec. 31, 2017	$ 3,030,586	$ 1	$ 489	$ 80,017,545		$ (76,987,449)
Balance (unaudited), shares at Dec. 31, 2017		1,900	4,894,638